Shareholders Equity (Details Narrative)	1 Months Ended			12 Months Ended
	Feb. 28, 2022 USD ($) $ / shares	Feb. 15, 2022 shares	Feb. 14, 2022 shares	Sep. 30, 2022 USD ($) integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	May 31, 2022 shares	Mar. 30, 2022 $ / shares shares	Sep. 20, 2021 $ / shares	Jul. 22, 2021 $ / shares shares	Jul. 21, 2021 $ / shares shares	May 04, 2021 $ / shares	Mar. 29, 2021 $ / shares	Sep. 12, 2020 $ / shares shares	Sep. 11, 2020 $ / shares shares
Common stock, shares authorized				24,000,000	24,000,000		600,000,000		600,000,000	200,000,000			200,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.025	$ 0.025		$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Statutory reserve | $				$ 1,153,813	$ 973,555
Share-based compensation expense | $					$ 805,410
Shares issued under Share incentive plan				1,168,000
Percentage of shares issued under share incentive plan				10.00%
Vesting percentage				20.00%
Vesting period				5 years
Shares Vested under Share incentive plan					596,600
Number of employees exercised share incentive plan | integer				4
Remaining ordinary shares available Share incentive plan				571,400		22,856
Statutory surplus reserve				10.00%
Issuance of common shares, net (in shares)				30,000,000
Price per share | $ / shares				$ 0.20
Proceeds from issuance of common stock | $	$ 6,000,000
Minimum percentage of statutory reserve transferable					3.85%
Investor warrants exercise price | $ / shares	$ 0.20							$ 0.22			$ 0.30	$ 1.15
Farmmi Inc.
Ownership in subsidiary				50.00%
2021 Stock Incentive Plan
Share-based compensation expense | $				$ 2,000,000
Shares authorized under the plan									40,000,000
Shares issued to employees			10,000,000
Shares cancelled		30,000,000
Risk-free interest rate
Warrants and Rights Outstanding, Measurement Input				2.94%
Term (in years)
Warrants and Rights Outstanding, Term				4 years
Volatility
Warrants and Rights Outstanding, Measurement Input				72.57%
Warrant [Member]
Fair value of warrants | $				$ 7,328
Warrant [Member] | Dividend yield
Warrants and Rights Outstanding, Measurement Input				0
Warrant [Member] | Volatility
Warrants and Rights Outstanding, Measurement Input				137.00%
Representing information pertaining to investor warrants and placement agent warrants.
Investor warrants exercise price | $ / shares	$ 0.20							$ 0.22			$ 0.30	$ 1.15